EMPOWER FUNDS, INC.
("Empower Funds")
Empower Real Estate Index Fund
Institutional Class Ticker / MXSFX
Investor Class Ticker / MXREX

(the "Fund")
Quarterly Holdings Report

March 31, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds.  Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 15.26%
280,265	American Homes 4 Rent Class A REIT	$ 10,596,820
109,797	Apartment Investment & Management Co Class A REIT	966,214
125,536	AvalonBay Communities Inc REIT	26,942,536
94,327	Camden Property Trust REIT	11,536,192
15,277	Centerspace REIT	989,186
78,422	Elme Communities REIT	1,364,543
301,724	Equity Residential REIT	21,597,404
56,683	Essex Property Trust Inc REIT	17,377,308
200,246	Independence Realty Trust Inc REIT	4,251,223
502,501	Invitation Homes Inc REIT	17,512,160
103,067	Mid-America Apartment Communities Inc REIT	17,271,968
18,403	NexPoint Residential Trust Inc REIT	727,470
265,542	UDR Inc REIT	11,994,532
		143,127,556
Diversified REITS — 14.34%
65,388	Alexander & Baldwin Inc REIT	1,126,635
40,012	American Assets Trust Inc REIT	805,842
168,007	Broadstone Net Lease Inc REIT	2,862,839
279,462	Digital Realty Trust Inc REIT	40,044,111
67,481	EPR Properties REIT	3,550,175
85,977	Equinix Inc REIT	70,101,344
176,479	Global Net Lease Inc REIT	1,418,891
65,949	UMH Properties Inc REIT	1,233,246
72,019	Veris Residential Inc REIT	1,218,562
193,328	WP Carey Inc REIT	12,200,930
		134,562,575
Health Care REITS — 17.79%
136,239	Alexandria Real Estate Equities Inc REIT	12,603,469
136,388	American Healthcare Inc REIT	4,132,556
166,914	CareTrust Inc REIT	4,770,402
20,768	Community Healthcare Trust Inc REIT	377,147
185,606	Diversified Healthcare Trust REIT	445,454
51,923	Global Medical Inc REIT	454,326
310,538	Healthcare Realty Trust Inc REIT	5,248,092
618,071	Healthpeak Properties Inc REIT	12,497,396
534,994	Medical Properties Trust Inc REIT(a)	3,226,014
40,474	National Health Investors Inc REIT	2,989,410
248,912	Omega Healthcare Investors Inc REIT	9,478,569
48,446	Sila Realty Trust Inc REIT	1,293,993
Shares		Fair Value
Health Care REITS — (continued)
11,052	Universal Health Realty Income Trust REIT	$ 452,690
385,985	Ventas Inc REIT	26,540,328
538,062	Welltower Inc REIT	82,436,478
		166,946,324
Hotels REITS — 2.73%
198,823	Apple Hospitality Inc REIT	2,566,805
40,670	Chatham Lodging Trust REIT	289,977
184,977	DiamondRock Hospitality Co REIT	1,428,022
617,011	Host Hotels & Resorts Inc REIT	8,767,726
183,920	Park Hotels & Resorts Inc REIT	1,964,266
106,654	Pebblebrook Hotel Trust REIT	1,080,405
135,168	RLJ Lodging Trust REIT	1,066,476
52,457	Ryman Hospitality Properties Inc REIT(a)	4,796,668
146,340	Service Properties Trust REIT	381,947
99,855	Summit Hotel Properties Inc REIT	540,216
179,015	Sunstone Hotel Investors Inc REIT	1,684,531
90,725	Xenia Hotels & Resorts Inc REIT	1,066,926
		25,633,965
Manufactured Homes REITS — 2.65%
168,831	Equity LifeStyle Properties Inc REIT	11,261,028
105,701	Sun Communities Inc REIT	13,597,376
		24,858,404
Office Property REITS — 4.18%
144,917	Brandywine Realty Trust REIT	646,330
128,334	BXP Inc REIT	8,622,761
100,213	COPT Defense Properties REIT	2,732,809
149,076	Cousins Properties Inc REIT	4,397,742
149,195	Douglas Emmett Inc REIT	2,387,120
91,230	Easterly Government Properties Inc REIT	967,038
121,566	Empire State Realty Trust Inc Class A REIT	950,646
76,265	Equity Commonwealth REIT	122,787
94,470	Highwoods Properties Inc REIT	2,800,091
137,364	Hudson Pacific Properties Inc REIT	405,224
75,275	JBG Smith Properties REIT(a)	1,212,680
94,669	Kilroy Realty Corp REIT	3,101,356
12,056	NET Lease Office Properties REIT(b)	378,317
155,703	Paramount Group Inc REIT	669,523
105,655	Piedmont Office Realty Trust Inc Class A REIT	778,677
61,475	SL Green Realty Corp REIT	3,547,108

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
147,796	Vornado Realty Trust REIT	$ 5,466,974
		39,187,183
Regional Malls REITS — 5.55%
218,780	Macerich Co REIT	3,756,453
270,943	Simon Property Group Inc REIT	44,998,214
98,634	Tanger Inc REIT	3,332,843
		52,087,510
Shopping Centers REITS — 5.72%
106,620	Acadia Realty Trust REIT	2,233,689
269,157	Brixmor Property Group Inc REIT	7,146,118
84,239	Curbline Properties Corp REIT	2,037,741
68,137	Federal Realty Investment Trust REIT	6,665,161
600,648	Kimco Realty Corp REIT	12,757,764
195,736	Kite Realty Group Trust REIT	4,378,614
74,587	NETSTREIT Corp REIT	1,182,204
109,244	Phillips Edison & Co Inc REIT	3,986,314
144,340	Regency Centers Corp REIT	10,646,519
40,043	SITE Centers Corp REIT	514,152
111,268	Urban Edge Properties REIT	2,114,092
		53,662,368
Single Tenant REITS — 7.30%
94,572	Agree Realty Corp REIT	7,300,013
165,821	Essential Properties Realty Trust Inc REIT(a)	5,412,398
86,196	Four Corners Property Trust Inc REIT	2,473,825
45,102	Getty Realty Corp REIT(a)	1,406,280
164,988	NNN Inc REIT	7,036,738
772,870	Realty Income Corp REIT	44,834,188
		68,463,442
Storage REITS — 8.58%
199,430	CubeSmart REIT	8,517,656
187,264	Extra Space Storage Inc REIT	27,806,831
62,503	National Storage Affiliates Trust REIT	2,462,618
139,242	Public Storage REIT	41,673,738
		80,460,843
Warehouse/Industry REITS — 14.31%
229,014	Americold Realty Trust Inc REIT	4,914,640
Shares		Fair Value
Warehouse/Industry REITS — (continued)
45,869	EastGroup Properties Inc REIT	$ 8,079,824
116,334	First Industrial Realty Trust Inc REIT	6,277,383
25,246	Innovative Industrial Properties Inc REIT	1,365,556
262,426	LXP Industrial Trust REIT	2,269,985
33,278	Plymouth Industrial Inc REIT	542,431
818,578	Prologis Inc REIT	91,508,838
199,978	Rexford Industrial Realty Inc REIT	7,829,139
164,859	STAG Industrial Inc REIT	5,954,707
87,525	Terreno Realty Corp REIT	5,533,331
		134,275,834
TOTAL COMMON STOCK — 98.41% (Cost $871,137,286)		$923,266,004
GOVERNMENT MONEY MARKET MUTUAL FUNDS
6,457,640	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.29%(d)	6,457,640
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.69% (Cost $6,457,640)		$6,457,640
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.06%
$10,011,000	U.S. Treasury Bills(e) 4.23%, 05/15/2025	9,959,472
TOTAL SHORT TERM INVESTMENTS — 1.06% (Cost $9,959,472)		$9,959,472
TOTAL INVESTMENTS — 100.16% (Cost $887,554,398)		$939,683,116
OTHER ASSETS & LIABILITIES, NET — (0.16)%		$(1,467,942)
TOTAL NET ASSETS — 100.00%		$938,215,174

(a)	All or a portion of the security is on loan as of March 31, 2025.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	51	USD	14,416	Jun 2025	$56,357
				Net Appreciation	$56,357
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Fund's investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2025

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2025, all of the Fund's investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
The following table represents the average month-end volume of the Fund's derivative transactions, if any, during the reporting period:
Empower Real Estate Index Fund
Futures Contracts:
Average long contracts	55
Average notional long	$16,085,907

March 31, 2025